6 Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	2020	2019

Cash and bank deposits	57,729	13,092
Cash equivalents (a)	987,313	930,117
	1,045,042	943,209